Commitments and Contingencies (Details) € in Thousands									9 Months Ended	12 Months Ended
	Jul. 11, 2025 USD ($)	Jan. 18, 2024 USD ($)	Aug. 21, 2023 USD ($)	Jan. 20, 2022 USD ($)	Dec. 22, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Aug. 26, 2020 USD ($)	Aug. 10, 2020 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 14, 2025 USD ($)	Sep. 21, 2023 USD ($)	May 10, 2023 USD ($)
Related Party Transaction [Line Items]
Loss contingency, damages sought, value	$ 37,500,000
Credit facility success fees, percentage		2.00%
Credit agreement, quarterly payable, cash percentage		50.00%
Credit agreement, quarterly payable, penny warrant percentage		50.00%
Other commitment									$ 15,000,000
Sorrento Therapeutics, Inc. [Member]
Related Party Transaction [Line Items]
Loss contingency accrual													$ 32,166,000
Babcock and Wilcox [Member]
Related Party Transaction [Line Items]
Indemnity amount					€ 30,000			$ 29,970,000		$ 2,997,000	$ 5,994,000
Company fees amount				$ 1,694,000
Indemnity rider received							$ 600,000
Indemnity amounts remained outstanding									$ 0
Babcock and Wilcox [Member] | Guarantees
Related Party Transaction [Line Items]
Services fees						$ 935,000
Payment Guarantee [Member]
Related Party Transaction [Line Items]
Aggregate principal amounts		$ 150,000,000				110,000,000
Contractual obligation						935,000
Guaranty liabilities											90,000,000
Guaranty liabilities, paydown											$ 10,000,000
Freedom VCM Holdings, LLC [Member] | Related Party [Member] | Equity Commitment [Member]
Related Party Transaction [Line Items]
Other commitment														$ 560,000,000
Services and fees revenue			$ 16,500,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Loss contingency, damages sought, value	$ 37,500,000
Other commitment												$ 12,700,000
Payments for other commitment												$ 2,300,000
Maximum | Babcock and Wilcox [Member] | Guarantees
Related Party Transaction [Line Items]
Contractual obligation						$ 110,000,000